UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        6/30
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
September 30, 2009

Shares	Description (1)	Coupon		Ratings (2)	Value

	Preferred Securities – 86.6% (86.4% of Total Investments)

	Commercial Banks – 85.5%

9,000	ABN AMRO North America Capital Funding, 144A, (5)	6.968%		B	$4,817,813
7,000	City National Bancshares Corporation, Series F, 144A, (MMB), (3)	8.533%		N/R	4,057,813
10,000	Elmira Savings Bank, 144A, (MMB), (3)	8.998%		N/R	6,038,123
5,000	MidCarolina Financial Corporation, Series 144A, (MMB), (3), (5)	8.342%		N/R	2,873,438
10,000	Pedcor Bancorp., 144A, (MMB), (3), (5)	4.245%	(4)	N/R	353,125
5,000	Pedcor Financial Bancorp., 144A, (MMB), (3), (5)	4.216%	(4)	N/R	176,563
5,000	Regent Bancorp Inc., Series A, 144A, (MMB), (3), (5)	8.481%		N/R	2,915,625
10,000	River Valley Bancorp, Series A, 144A, (MMB), (3)	4.242%	(4)	N/R	4,534,375
10,000	Rogers Bancshares Inc., 144A Series A, (MMB), (3), (5)	4.243%	(4)	N/R	4,412,500
10,000	Shorebank Corporation, Series 144A, (MMB), (3), (5)	4.378%	(4)	N/R	4,384,375
1,000	Southern Bancorp Inc., 144A, (MMB), (3)	4.452%	(4)	N/R	4,434,375
10,000	Vineyard National Bancorp, 144A Series C, (MMB), (3), (5)	4.314%	(4)	N/R	100

	Total Commercial Banks				38,998,225

	Diversified Financial Services – 0.7%

10,000	Blossman Bancshares, Inc., 144A, (MMB), (3), (5)	8.730%		N/R	328,750

	Thrifts & Mortgage Finance – 0.4%

5,000	RMG Capital Corporation, 144A, (MMB), (3), (5)	4.233%	(4)	N/R	176,563

	Total Preferred Securities (cost $119,834,120)				39,503,538

Principal
Amount (000)/
Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.9% (0.9% of Total Investments)

	Commercial Banks – 0.8%

10	FBOP Corporation, Series 2005A, 144A, (MMB), (3), (5)	3.052%	(4)	6/30/55	N/R	$353,125

	Thrifts & Mortgage Finance – 0.1%

5,148	MM Community Funding Trust XVIII Limited, Class D, (3), (5)	2.083%	(4)	12/26/39	N/R	51,484

	Total Capital Preferred Securities (cost $15,001,484)					404,609

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 12.7% (12.7% of Total Investments)

$5,804	Repurchase Agreement with Fixed Income Clearing Corporation,	0.010%	10/01/09	$5,803,853
	dated 9/30/09, repurchase price $5,803,855, collateralized by
	$5,945,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value
	$5,922,706

	Total Short-Term Investments (cost $5,803,853)			5,803,853

	Total Investments (cost $140,639,457) – 100.2%			45,712,000

	Other Assets Less Liabilities – (0.2)%			(77,229)

	Net Assets – 100%			$45,634,771

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Preferred Securities*	$–	$4,817,813	$35,090,334	$39,908,147
Short-Term Investments	5,803,853	–	–	5,803,853

Total	$5,803,853	$4,817,813	$35,090,334	$45,712,000

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$30,261,089
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	4,828,850
Net purchases at cost (sales at proceeds)	395
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	–

Balance at end of period	$35,090,334

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments was $140,639,458.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$–
Depreciation	(94,927,458)

Net unrealized appreciation (depreciation) of investments	$(94,927,458)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.
Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)
Security has a floating rate coupon which is periodically reset based on fixed percentage rate above a predetermined index or benchmark. The coupon rate disclosed is that in effect at the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009